Property, plant and equipment - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Depreciation expense	$ 493,000	$ 265,000	$ 1,081,000	$ 1,055,000	$ 854,000